General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General [Abstract]
Accumulated deficit	$ (120,436)	$ (105,379)
Generated net loss	(15,057)	(15,318)	$ (14,652)
Operating activities	$ (14,574)	$ (12,563)	$ (12,550)